Schedule of Fair Value For Level 3 Liabilities (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Accounting Policies [Abstract]
Convertible debt, fair value disclosures
Senior convertible debentures assumed in the merger, fair value disclosures		1,981,000
Losses reported in earnings, fair value disclosures		741,000
Convertible debt, fair value disclosures		$ 2,722,000